Operations - Initial public offering ("IPO") and followed offerings (Details) $ / shares in Units, ¥ in Thousands, $ in Billions		1 Months Ended				12 Months Ended
	Oct. 03, 2022	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Nov. 30, 2021 USD ($)
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting offerings expenses		¥ 2,689,400	$ 396,900,000			¥ 2,689,380	$ 378,792,000	¥ 19,288,423
Convertible senior notes aggregate principal amount | ¥						652						¥ 8,782,848
Convertible senior notes due December 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount		¥ 2,600,000				3,062,600					$ 384,800,000	¥ 5,792,600	$ 1,600,000,000
Percentage of convertible notes		0.50%									0.50%
Hong Kong Stock Exchange [Member]
Operations and Reorganization [Line Items]
Date of conversion of the company from the secondary listing series to primary listing	Oct. 03, 2022
ADSs
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)		15,344,000	15,344,000
Net proceeds from the offering, after deducting offerings expenses		¥ 2,689,400	$ 396,900,000
Price per share | $ / shares											$ 26.65
ADSs | Convertible senior notes due December 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount | $													$ 1,000
Debt instrument repurchased amount		¥ 2,200,000				¥ 2,200,000				$ 331,200,000	$ 331,200,000
Class Z Ordinary Shares
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)				28,750,000	28,750,000
Net proceeds from the offering, after deducting offerings expenses								¥ 19,300,000	$ 22.9
Class Z Ordinary Shares | Over-allotment option [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)				3,750,000	3,750,000
Net proceeds from the offering, after deducting offerings expenses				¥ 19,300,000	$ 22.9